Annual Fund Operating Expenses - 2035 Retirement Fund - 2035 Retirement Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.05%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.34%